Description of Business (FY) (Policies)	9 Months Ended	12 Months Ended
	Mar. 31, 2018	Jun. 30, 2017
Description of Business [Abstract]
Basis of Presentation
Basis of Presentation

The accompanying condensed consolidated balance sheet as of June 30, 2017, has been derived from audited financial statements.  The accompanying unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual financial statements being audited and in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial statements.  In the opinion of management, such unaudited information includes all adjustments (consisting only of normal recurring accruals) necessary for a fair presentation of this interim information.  All intercompany transactions have been eliminated in consolidation.  Operating results and cash flows for interim periods are not necessarily indicative of results that can be expected for the entire year.  The information included in this report should be read in conjunction with our audited financial statements and notes thereto.

Basis of Presentation

As a result of the Merger Agreement, LB Media is considered to be the “accounting acquirer” and, accordingly, is treated as the predecessor company.  The consolidated financial statements include the results of operations and financial position of LB Media for all periods, and the results of operations and financial position of Leafbuyer as of June 30, 2017 and for the period from March 23, 2017 through June 30, 2017.

Our financial statements are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”).  The preparation of our financial statements requires us to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses.  Although these estimates are based on our knowledge of current events and actions we may undertake in the future, actual results may ultimately differ from these estimates and assumptions.  Furthermore, when testing assets for impairment in future periods, if management uses different assumptions or if different conditions occur, impairment charges may result.

Going Concern
Going Concern

As shown in the accompanying condensed consolidated financial statements, we had total stockholders’ deficit of $572,493 and a working capital deficit of $573,779 of March 31, 2018.  We reported a net loss of $1,310,941 for the nine months ended March 31, 2018, and we anticipate further losses in the development of our business.  Accordingly, there is substantial doubt about our ability to continue as a going concern.

Our ability to continue as a going concern is dependent upon our generating profitable operations in the future and / or obtaining the necessary financing to meet our obligations and repay our liabilities arising from normal business operations when they come due.  Management believes that actions presently being taken to further implement our business plan and generate additional revenues provide opportunity for the Company to continue as a going concern.  While we believe in the viability of our strategy to generate additional revenues and our ability to raise additional funds, there can be no assurances to that effect.

Going Concern

As shown in the accompanying financial statements, we had an equity balance of $96,465 and a working capital balance of $94,965 as of June 30, 2017.  We reported a net loss of $340,735 for the six months ended June 30, 2017, and we anticipate further losses in the development of our business.  Accordingly, there is substantial doubt about our ability to continue as a going concern.

Our ability to continue as a going concern is dependent upon our generating profitable operations in the future and / or obtaining the necessary financing to meet our obligations and repay our liabilities arising from normal business operations when they come due.  Management believes that actions presently being taken to further implement our business plan and generate additional revenues provide opportunity for the Company to continue as a going concern.  While we believe in the viability of our strategy to generate additional revenues and our ability to raise additional funds, there can be no assurances to that effect.

Reclassification	Reclassifications Certain prior period amounts have been reclassified to conform with the current period presentation.	Reclassifications Certain prior period amounts have been reclassified to conform with the current period presentation.